Reverse Recapitalization	12 Months Ended
Dec. 31, 2021
Reverse Recapitalization [Abstract]
Reverse Recapitalization
3.	REVERSE RECAPITALIZATION
Merger Transaction
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On the Closing Date, the Company and MRAC consummated the merger transaction contemplated by the Merger Agreement, following approval at an extraordinary general meeting of the shareholders of MRAC held on October 13, 2021.
In connection with the execution of the Merger Agreement, MRAC entered into subscription agreements (the “Subscription Agreements”) with certain investors (collectively, the “PIPE Investors”) pursuant to which the PIPE Investors agreed to purchase, in the aggregate, approximately 8 million shares of New
Enjoy common stock at $10.00 per share for an aggregate commitment amount of approximately $80 million (the “PIPE Shares”). Pursuant to the Subscription Agreements, New Enjoy agreed to provide the PIPE Investors with certain registration rights with respect to the PIPE Shares. The PIPE investment was consummated substantially concurrently with the closing of the Merger.
On the Closing Date, the Backstop Investors purchased, in the aggregate, 5,500,906 shares of New Enjoy common stock (the “Backstop Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of approximately $55,009,060, pursuant to the Backstop Agreements. Pursuant to the Backstop Agreements, New Enjoy agreed to provide certain registration rights to the Backstop Investors with respect to the Backstop Shares.
Immediately prior to the effective time of the Merger, (1) each share of
Legacy
Enjoy’s (a) Series A preferred stock, par value $0.00001 per share, (b) Series B preferred stock, par value $0.00001 per share, and (c) Series C preferred stock, par value $0.00001 per share (collectively, the “Enjoy Preferred Stock”), converted into one share of common stock, par value $0.00001 per share, of
Legacy
Enjoy and, together with Enjoy Preferred Stock, (the “Enjoy Capital Stock”) (2) all of the outstanding warrants to purchase shares of Enjoy Capital Stock were exercised in full, with the exception of the warrant to purchase 336,304 shares of Enjoy Preferred Stock held by TriplePoint Venture Growth BDC Corporation, and converted into the warrant to purchase 115,875 shares of New Enjoy common stock at an exercise price of $6.90 per share.
At the time of the Merger, eligible
Legacy
Enjoy equity holders received or had the right to receive shares of MRAC’s Class A ordinary shares at a deemed value of $10.00 per share after giving effect to the exchange ratio of approximately 0.34456 as defined in the Merger Agreement (“Exchange Ratio”). Accordingly, immediately after giving effect to the Merger, the Backstop investment and the PIPE investment, there were 119,621,866 shares of common stock and 15,776,292 warrants outstanding.
As a result of the Merger transaction, the Company raised gross proceeds of $171.0 million, including the contribution of net cash held in MRAC’s trust account from its initial public offering of $36.0 million as well as additional proceeds from the PIPE Investors and Backstop Investors. The net proceeds were
 $112.6 million after (1) repayment of PPP Loan and Blue Torch Loan and (
2
) transaction costs, of which $10.4 million was direct and incremental to the merger which was accounted for as contra-equity upon closing date. All periods prior to the Merger have been retrospectively adjusted using the exchange ratio for the equivalent number of shares outstanding immediately after the Closing to effect the reverse recapitalization.
The number of shares of common stock issued immediately following the consummation of the Transactions were as follows:

Number of Shares
Common stock of MRAC, outstanding prior to Merger	46,718,750
Less redemption of MRAC shares	(31,875,906)

Common stock of MRAC	14,842,844
Shares issued in PIPE financing	8,000,000
Shares issued in Backstop financing	5,500,906

Shares issued for deferred underwriting fees	450,000

Merger, PIPE financing, and Backstop financing shares	28,793,750
Legacy Enjoy shares	90,828,116

Total shares of common stock immediately after Merger	119,621,866

The merger transaction with MRAC represents a reverse merger and was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, MRAC was treated as the “acquired” company for financial reporting purposes. This determination is primarily based on the fact that subsequent to the merger transaction, Enjoy stockholders have a majority of the voting power of New Enjoy, Enjoy comprises all of the ongoing operations of New Enjoy, Enjoy controls a majority of the governing body of New Enjoy, and Enjoy’s senior management comprises all of the senior management of New Enjoy. Accordingly, for accounting purposes, the merger transaction was treated as the equivalent of Enjoy issuing shares for the net assets of MRAC, accompanied by a recapitalization. The net assets of Enjoy were stated at historical cost. No goodwill or other intangible assets were recorded.
LCH Transaction
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In April 2021, to induce one of its stockholders, LCH Enjoir L.P. (“LCH”), to surrender to Enjoy certain of its rights in connection with the Merger, Enjoy entered into the Stockholder Contribution Agreement with Ron Johnson, a related party, and the Stock Issuance Agreement with LCH. Pursuant to the Stockholder Contribution Agreement, immediately prior to the Closing, Mr. Johnson contributed a number of shares of the Company’s common stock equal to the quotient obtained by dividing $20.0 million by the product obtained by multiplying $10.00 by the exchange ratio calculated in accordance with the Merger Agreement used to determine that number of shares each share of the Company’s common stock will be exchanged for at the closing of the Merger (“Contributed Shares”). In October 2021, as detailed in the Stock Issuance Agreement, Enjoy issued a number of shares equal to the Contributed Shares to LCH. Accordingly, the Company recognized an expense with a corresponding increase to additional paid-in
capital. The expense amounting to $20.0
million is recorded as other expense, net on the consolidated statements of operations and comprehensive loss.